Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2012
E.I.I. REALTY SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	E.I.I. REALTY SECURITIES FUND — SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Domestic Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.
Expense [Heading]	rr_ExpenseHeading	Fund Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the Domestic Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $1,000,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Domestic Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts (“REITs”) or REIT-like structures) that are “principally engaged” in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund’s total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, “principally engaged” means that at least 50% of a company’s revenues are derived from such real estate activities or at least 50% of the fair market value of a company’s assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Domestic Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

		The analyst team at E.I.I. analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Domestic Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:
  domestic and foreign stock markets or real estate markets go down;
  there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;
  one or more stocks in the Fund’s portfolio do not perform as well as expected;
  there are changes in interest rates;
  there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;
  there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or
  the real estate industry is affected by certain economic, political or regulatory occurrences.
In this Prospectus, “REITs” are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund’s performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the Domestic Fund will earn income or show a positive total return over time. The Fund’s price, yield and total return will fluctuate. You may lose money if the Fund’s investments do not perform well.

Investor Profile

The Domestic Fund may be appropriate for investors who:
  seek to grow capital over the long term;
  are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;
  can withstand volatility in the value of their shares of the Fund; and
  wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.
		An investment in the Domestic Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if the Fund's investments do not perform well.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund’s performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with two indices that are broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with two indices that are broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not show how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	E.I.I. Realty Securities Fund Returns for Each Full Calendar Year For The Last Ten Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund’s total return for 2012 is 14.36% as of September 30, 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the Periods Ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Domestic Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.
E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	1.50%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Administration Fees	erst1_AdministrationFees	0.15%
Rule 12b-1 Distribution Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	8,168
3 Years	rr_ExpenseExampleYear03	36,272
5 Years	rr_ExpenseExampleYear05	66,493
10 Years	rr_ExpenseExampleYear10	152,392
2001	rr_AnnualReturn2001	8.52%	[2]
2002	rr_AnnualReturn2002	(0.54%)	[2]
2003	rr_AnnualReturn2003	31.84%	[2]
2004	rr_AnnualReturn2004	34.51%	[2]
2005	rr_AnnualReturn2005	13.86%	[2]
2006	rr_AnnualReturn2006	33.99%	[2]
2007	rr_AnnualReturn2007	(14.88%)	[2]
2008	rr_AnnualReturn2008	(34.84%)	[2]
2009	rr_AnnualReturn2009	22.65%	[2]
2010	rr_AnnualReturn2010	27.46%	[2]
2011	rr_AnnualReturn2011	11.92%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Domestic Fund’s total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.66%)
One Year	rr_AverageAnnualReturnYear01	11.92%
Five Years	rr_AverageAnnualReturnYear05	(0.60%)
Ten Years	rr_AverageAnnualReturnYear10	10.07%
E.I.I. REALTY SECURITIES FUND | return after taxes on distributions | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.55%
Five Years	rr_AverageAnnualReturnYear05	(2.21%)
Ten Years	rr_AverageAnnualReturnYear10	6.68%
E.I.I. REALTY SECURITIES FUND | return after taxes on distributions and sale of shares | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.74%
Five Years	rr_AverageAnnualReturnYear05	(1.14%)
Ten Years	rr_AverageAnnualReturnYear10	7.81%
E.I.I. REALTY SECURITIES FUND | NAREIT Equity Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.29%	[3]
Five Years	rr_AverageAnnualReturnYear05	1.42%	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.20%	[3]
E.I.I. REALTY SECURITIES FUND | Wilshire Real Estate Securities Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.56%	[3]
Five Years	rr_AverageAnnualReturnYear05	(2.19%)	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.16%	[3]

[1]	Until further notice to shareholders, the Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Domestic Fund to the extent necessary to limit the total annual expenses to not more than 0.80% of the average daily net assets of the Institutional Class shares of the Domestic Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Domestic Fund.
[2]	The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund's total return for 2012 is 14.36% as of September 30, 2012.
[3]	An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.